Share-based compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 10, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested options, unrecognized share-based compensation costs		$ 536	$ 805
Nonvested options, weighted average period for recognition of unrecognized share-based compensation costs		1 year 1 month 6 days	1 year 3 months 18 days
Intrinsic value of options exercised		$ 68	$ 495
Weight average fair value of options granted		$ 1.03	$ 1.53
Fair value of options vested		$ 1,394	$ 1,729
Allocated Share-based Compensation Expense		1,383	1,821
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost		$ 1,408	$ 1,663
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		95,622	57,003
Other Liabilities [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense		$ 25	$ 158
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested options, unrecognized share-based compensation costs		$ 76	$ 224
Nonvested options, weighted average period for recognition of unrecognized share-based compensation costs		2 years 4 months 24 days	1 year 8 months 12 days
Allocated Share-based Compensation Expense	$ 175	$ 270	$ 402
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	69,877
Amended Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum		10.00%
Amended Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum		12.50%